                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):                  [   ] is a restatement.
                                                   [   ] adds new holdings
                                                         entries.
Institutional Investment Manager Filing this Report:

Name:     BB Medtech AG
Address:  Vordergasse 3
          Grafenauweg 4
          Zug, Switzerland CH-6301

Form 13F File Number:               28-6952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:

Name:          Hansjorg Graf

Title:         SIGNING AUTHORITY
               ----------------
Phone:         (41-41) 724-5959

Signature, Place, and Date of Signing:

/s/ Hansjorg Graf                           Zug, Switzerland  August 14, 2000

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Name

        Medcare S.A.

        Medsource S.A.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total:  $ 74,676
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.                  Name

        1                    Medcare S.A

        2                    Medsource S.A.

                                 BB MEDTECH AG

                           FORM 13F INFORMATION TABLE



------------------------------------------------------------------------------------------------
                                                                           COLUMN 5:
                                                                --------------------------------
                                                COLUMN 4:
  COLUMN 1:        COLUMN 2:       COLUMN 3:      VALUE
NAME OF ISSUER   TITLE OF CLASS      CUSIP      (X$1,000)        SHRS OR     SH/       PUT/
                                                                 PRN AMT     PRN       CALL
------------------------------------------------------------------------------------------------
Eclipsys       Common Stock         278856109   $    3,000         400,000    SH
------------------------------------------------------------------------------------------------
Guidant Corp.  Common Stock         401698105   $    7,425         150,000    SH
------------------------------------------------------------------------------------------------
InfoCure       Common Stock         45665A108   $    5,349         950,000    SH
------------------------------------------------------------------------------------------------
Medtronic      Common Stock         585055106   $   29,886         600,000    SH
------------------------------------------------------------------------------------------------
Renal Care     Common Stock         75993010    $   29,016       1,186,750    SH
Group
------------------------------------------------------------------------------------------------
COLUMN                                          $   74,676
 TOTALS
------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
                                                               COLUMN 8:
               COLUMN 6:         COLUMN 7:                  VOTING AUTHORITY
               INVESTMENT     OTHER MANAGERS      --------------------------------------------
               DISCRETION
  COLUMN 1:
NAME OF ISSUER                                    SOLE               SHARED             NONE
----------------------------------------------------------------------------------------------
Eclipsys        DEFINED             2              400,000             NONE              NONE
----------------------------------------------------------------------------------------------
Guidant Corp.   DEFINED             2              100,000             NONE              NONE
----------------------------------------------------------------------------------------------
InfoCure        DEFINED             2              145,000             NONE             NONE
----------------------------------------------------------------------------------------------
Medtronic       DEFINED             1              700,000             NONE             NONE
----------------------------------------------------------------------------------------------
Renal Care      DEFINED             1            1,211,750             NONE             NONE
Group
----------------------------------------------------------------------------------------------
COLUMN
 TOTALS
----------------------------------------------------------------------------------------------